Schedule of Assets Measured at Fair Value on Recurring Basis (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Impairment Effects on Earnings Per Share [Line Items]
Total	$ 124,963	$ 494,275
Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total	124,963	494,275
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total	124,963	494,275
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total
Equity Securities [Member] | Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total	124,963	494,275
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total	124,963	494,275
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total